Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 15,854	$ 15,822	$ 15,821
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation for premises and equipment	962	1,018	962
Provision for loan losses	500	1,100	1,130
Amortization of premiums and accretion of discounts	3,564	3,584	2,700
Origination of loans held for sale			(325)
Proceeds from sale of loans held for sale			411
Gain on sale of loans held for sale			(6)
Net realized gain on securities available for sale	(898)	(746)	(937)
Net impairment losses on investment securities	310	31	447
Net realized (gain) loss on derivatives	(15)	550	2,005
Amortization of intangible assets	170	251	332
Compensation expense on ESOP, MRP and RSP	1,823	1,602	1,445
Compensation expense on stock options	739	563	380
Increase of cash surrender value of bank owned life insurance	(570)	(609)	(704)
Decrease in accrued interest receivable	723	1,159	380
Decrease (increase) in deferred tax asset	136	(390)	(1,821)
Decrease in prepaid FDIC assessment	2,031	1,335	1,168
Decrease (increase) in prepaid expenses and other assets	2,560	(431)	(339)
(Decrease) increase in accrued expenses and other liabilities	(2,018)	1,302	2,258
Gain on sale of real estate acquired through foreclosure	(58)	(48)	(10)
Writedown of real estate held for investment	55	78	1,625
Other	219	641	954
Net cash provided by operating activities	26,087	26,812	27,876
Investing activities:
Loan originations	(202,822)	(219,195)	(181,847)
Purchases of:
Securities available for sale	(207,113)	(244,115)	(302,507)
FHLB stock	(8,493)
Premises and equipment	(144)	(433)	(2,197)
Principal repayments of:
Loans receivable	182,811	201,232	172,428
Securities available for sale	209,230	264,215	234,831
Proceeds from the sale of:
Securities available for sale	10,274	3,657	25,359
Real estate acquired through foreclosure	586	2,148	934
Premises and equipment	106
Proceeds from Bank Owned Life Insurance		1,386
Redemption of FHLB stock	8,134	6,179	4,841
Funding of real estate held for investment	(7,538)	(9,890)	(10,061)
Proceeds from real estate held for investment	4,255	6,629	9,589
Net cash (used in) provided by investing activities	(10,714)	11,813	(48,630)
Financing activities:
Net increase in deposits	44,710	21,647	143,765
Proceeds from long-term borrowings	176,198	9,067	13,786
Repayments of long-term borrowings	(203,705)	(112,094)	(119,616)
Net (decrease) increase in short-term borrowings	(15,905)	27,016	(2,666)
Cash disbursement to noncontrolling interest	(771)	(648)	(1,539)
Redemption of junior subordinated notes	(10,310)
Proceeds received from exercise of stock options	1,603	794	832
Dividends paid	(4,999)	(7,321)	(5,409)
Payments to acquire treasury stock	(619)	(541)	(4,754)
Stock purchased by ESOP	(425)	(329)	(504)
Net cash (used in) provided by financing activities	(14,223)	(62,409)	23,895
Net increase (decrease) in cash and cash equivalents	1,150	(23,784)	3,141
Cash and cash equivalents at beginning of period	15,064	38,848	35,707
Cash and cash equivalents at end of period	16,214	15,064	38,848
Supplemental information:
Interest paid	22,275	29,732	35,784
Income taxes paid	2,971	3,737	3,919
Supplemental schedule of non-cash investing and financing activities:
Transfers from loans receivable to real estate acquired through foreclosure	86	1,237	4,674
Originated loans for real estate held for investment	4,733	8,063	5,097
Dividends declared but not paid	$ 1,773		$ 1,460